Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Shares To Be Issued [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2019		$ 1,614,628	$ 5,183,228			$ (8,832,900)	$ (2,035,044)
Balance, shares at Dec. 31, 2019		1,614,627,811
Common stock issued for services		$ 173,500	496,250				669,750
Common stock issued for services, shares		173,500,000
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities		$ 174,556	88,326				262,882
Common stock issued for conversion of convertible notes, accrued interest, and derivative liabilities, shares		174,556,025
Relief of derivative liabilities			440,270				440,270
Net loss						(2,199,901)	(2,199,901)
Common stock issued for salaries		$ 78,682	417,218				495,900
Common stock issued for salaries, shares		78,681,818
Common stock sold		$ 192,376	436,124		(21,000)		607,500
Common stock sold, shares		192,375,737
Offering costs			(19,456)				(19,456)
Balance at Dec. 31, 2020		$ 2,233,742	7,041,960		(21,000)	(11,032,801)	(1,778,099)
Balance, shares at Dec. 31, 2020		2,233,741,391
Common stock issued for services		$ 8,500	512,900	36,821			558,221
Common stock issued for services, shares		8,500,000
Common stock issued for prepaid fees		$ 7,500	539,950				547,450
Common stock issued for prepaid fees, shares		7,500,000
Common stock issued for salaries		$ 8,342	231,458				239,800
Common stock issued for accrued salaries, shares		8,341,723
Common stock issued for cash		$ 4,850	280,649				285,499
Common stock issued for cash, shares		4,850,075
Common stock issued for land development		$ 1,500	57,400				58,900
Common stock issued for land development, shares		1,500,000
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities		$ 10,499	292,660				303,159
Common stock issued for conversion of convertible notes, accrued interest, and derivative liabilities, shares		10,499,263
Relief of derivative liabilities			302,365				302,365
Net loss						(1,638,964)	(1,638,964)
Balance at Sep. 30, 2021		$ 2,274,933	9,259,342	36,821	(21,000)	(12,671,765)	(1,121,669)
Balance, shares at Sep. 30, 2021		2,274,932,452
Balance at Dec. 31, 2020		$ 2,233,742	7,041,960		(21,000)	(11,032,801)	(1,778,099)
Balance, shares at Dec. 31, 2020		2,233,741,391
Common stock issued for services		$ 21,000	837,900				858,900
Common stock issued for services, shares		21,000,000
Common stock issued for prepaid fees		$ 20,000	1,452,450				1,472,450
Common stock issued for prepaid fees, shares		20,000,000
Common stock issued for cash		$ 4,850	280,649				285,499
Common stock issued for cash, shares		4,850,075
Common stock issued for land development		$ 1,500	57,400				58,900
Common stock issued for land development, shares		1,500,000
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities		$ 21,691	508,044				529,735
Common stock issued for conversion of convertible notes, accrued interest, and derivative liabilities, shares		21,690,671
Relief of derivative liabilities			489,279				489,279
Net loss						(2,961,445)	(2,961,445)
Common stock issued for salaries		$ 8,342	231,457				239,799
Common stock issued for salaries, shares		8,341,723
Balance at Dec. 31, 2021		$ 2,311,125	10,899,139		(21,000)	(13,994,246)	(804,982)
Balance, shares at Dec. 31, 2021		2,311,123,860
Balance at Jun. 30, 2021		$ 2,259,522	8,321,915		(21,000)	(11,856,966)	(1,296,529)
Balance, shares at Jun. 30, 2021		2,259,521,681
Common stock issued for services		$ 5,000	345,000	36,821			386,821
Common stock issued for services, shares		5,000,000
Common stock issued for prepaid fees		$ 4,500	343,450				347,950
Common stock issued for prepaid fees, shares		4,500,000
Common stock issued for salaries		$ 797	40,003				40,800
Common stock issued for accrued salaries, shares		796,875
Common stock issued for cash		$ 1,278	58,722				60,000
Common stock issued for cash, shares		1,278,396
Common stock issued for land development		$ 1,000	34,700				35,700
Common stock issued for land development, shares		1,000,000
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities		$ 2,836	53,874				56,710
Common stock issued for conversion of convertible notes, accrued interest, and derivative liabilities, shares		2,835,500
Relief of derivative liabilities			61,678				61,678
Net loss						(814,799)	(814,799)
Balance at Sep. 30, 2021		$ 2,274,933	9,259,342	36,821	(21,000)	(12,671,765)	(1,121,669)
Balance, shares at Sep. 30, 2021		2,274,932,452
Balance at Dec. 31, 2021		$ 2,311,125	10,899,139		(21,000)	(13,994,246)	(804,982)
Balance, shares at Dec. 31, 2021		2,311,123,860
Common stock issued for services		$ 25,303	482,775				508,078
Common stock issued for services, shares		25,302,577
Common stock issued for prepaid fees		$ 11,000	231,320				242,320
Common stock issued for prepaid fees, shares		11,000,000
Common stock issued for salaries		$ 1,034	28,965				29,999
Common stock issued for accrued salaries, shares		1,034,482
Common stock issued for cash		$ 44,500	400,500				445,000
Common stock issued for cash, shares		44,500,000
Common stock issued for land development		$ 4,000	46,400				50,400
Common stock issued for land development, shares		4,000,000
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities		$ 41,700	901,732				943,432
Common stock issued for conversion of convertible notes, accrued interest, and derivative liabilities, shares		41,700,228
Relief of derivative liabilities
Net loss						(2,738,142)	(2,738,142)
Common stock issued for license		$ 149,402	2,958,168				3,107,570
Common stock issued for license, shares		149,402,390
Issuance of preferred stock
Issuance of preferred stock, shares	2
Balance at Sep. 30, 2022		$ 2,588,064	15,948,999		(21,000)	(16,732,388)	1,783,675
Balance, shares at Sep. 30, 2022	2	2,588,063,537
Balance at Jun. 30, 2022		$ 2,552,228	15,467,138		(21,000)	(15,785,926)	2,212,440
Balance, shares at Jun. 30, 2022		2,552,228,460
Common stock issued for services		$ 9,303	91,575				100,878
Common stock issued for services, shares		9,302,577
Common stock issued for prepaid fees		$ 5,000	88,500				93,500
Common stock issued for prepaid fees, shares		5,000,000
Common stock issued for land development		$ 4,000	46,400				50,400
Common stock issued for land development, shares
Common stock issued for conversion of convertible notes, accrued interest and derivative liabilities		$ 17,533	255,386				272,919
Common stock issued for conversion of convertible notes, accrued interest, and derivative liabilities, shares		17,532,500
Net loss						(946,462)	(946,462)
Issuance of preferred stock
Issuance of preferred stock, shares	2
Balance at Sep. 30, 2022		$ 2,588,064	$ 15,948,999		$ (21,000)	$ (16,732,388)	$ 1,783,675
Balance, shares at Sep. 30, 2022	2	2,588,063,537